UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5262

MFS SERIES TRUST VIII
(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Global Growth Fund

MFS INVESTMENT MANAGEMENT®

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Stocks – 99.5%

Aerospace – 0.6%

Lockheed Martin Corp.	40,230	$2,721,559

Alcoholic Beverages – 0.7%

Pernod Ricard S.A.(l)	16,370	$3,048,989

Apparel Manufacturers – 1.5%

Burberry Group PLC	270,190	$2,077,094

LVMH Moet Hennessy Louis Vuitton S.A.	49,600	4,483,259

		$6,560,353

Automotive – 2.0%

Autoliv, Inc.	48,540	$2,388,927

Kongsberg Automotive A.S.A.(n)	192,310	1,504,716

Toyota Motor Corp.	92,300	4,798,290

		$8,691,933

Banks & Credit Companies – 11.6%

AEON Credit Service Co. Ltd.	61,100	$5,485,443

Aiful Corp.	53,500	3,622,932

American Express Co.	96,210	5,046,214

Anglo Irish Bank Corp. PLC	150,670	2,382,603

Capital One Financial Corp.	14,000	1,166,200

DEPFA Bank PLC	131,710	2,259,152

Erste Bank der oesterreichischen Sparkassen AG	68,040	3,801,830

Erste Bank der oesterreichischen Sparkassen AG(n)	9,072	500,063

Nedbank Group Ltd.	280,850	4,949,673

Standard Chartered PLC	185,980	4,627,540

Sumitomo Mitsui Financial Group, Inc.	423	4,954,983

Takefuji Corp.	28,180	1,701,088

UBS AG	54,861	5,973,195

UniCredito Italiano S.p.A.	689,880	4,933,977

		$51,404,893

Biotechnology – 2.0%

Amgen, Inc.(n)	61,570	$4,487,837

Genzyme Corp.(n)	24,200	1,716,748

Gilead Sciences, Inc.(n)	42,900	2,611,323

		$8,815,908

Broadcast & Cable TV – 4.6%

Grupo Televisa S.A., ADR	60,360	$5,043,078

Nippon Television Network Corp.	13,760	1,925,965

PagesJaunes Groupe S.A.(l)	118,470	3,021,399

Viacom, Inc., "B"(n)	30,235	1,254,148

Walt Disney Co.	171,940	4,351,801

WPP Group PLC	424,290	4,722,338

		$20,318,729

Brokerage & Asset Managers – 3.9%

Franklin Resources, Inc.	43,580	$4,292,630

Goldman Sachs Group, Inc.	33,560	4,740,350

Julius Baer Holding Ltd.	48,571	3,907,290

Morgan Stanley	73,500	4,516,575

		$17,456,845

Business Services – 2.3%

Getty Images, Inc.(l)(n)	43,560	$3,556,674

Infosys Technologies Ltd.	64,280	4,223,383

		1

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Business Services – continued

Monster Worldwide, Inc.(n)	57,500	$2,452,950

		$10,233,007

Chemicals – 0.4%

Nalco Holding Co.(n)	92,740	$1,711,053

Computer Software – 1.0%

Oracle Corp.(n)	365,740	$4,597,352

Computer Software - Systems – 0.7%

Amdocs Ltd.(n)	93,890	$3,023,258

Construction – 1.0%

CEMEX S.A. de C.V., ADR	66,900	$4,414,062

Consumer Goods & Services – 4.0%

Avon Products, Inc.	77,210	$2,186,587

Colgate-Palmolive Co.	38,580	2,117,656

eBay, Inc.(n)	78,490	3,382,919

L'Oreal S.A.(l)	42,360	3,444,674

Reckitt Benckiser PLC	195,500	6,437,069

		$17,568,905

Electrical Equipment – 3.4%

Advantest Corp.	31,500	$3,878,415

Keyence Corp.	8,000	2,205,977

MSC Industrial Direct Co., Inc., "A"	46,750	2,100,477

Nitto Denko Corp.	49,200	4,177,299

Schneider Electric S.A.(l)	25,587	2,678,758

		$15,040,926

Electronics – 10.0%

Canon, Inc.	75,000	$4,540,208

Intel Corp.	231,980	4,934,215

KLA-Tencor Corp.	47,790	2,484,124

Kronos, Inc.(n)	42,400	1,666,320

Nippon Electric Glass Co. Ltd.(l)	110,000	2,906,246

Ricoh Co. Ltd.	183,000	3,152,879

Royal Philips Electronics N.V.	166,970	5,646,592

Samsung Electronics Co. Ltd.	13,000	10,022,191

SanDisk Corp.(n)	62,600	4,216,736

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	439,800	4,749,840

		$44,319,351

Energy - Independent – 3.7%

Canadian Natural Resources Ltd.	39,310	$2,429,985

CNOOC Ltd.	6,147,000	5,150,464

EnCana Corp.	57,000	2,832,283

Norsk Hydro A.S.A.	18,620	2,287,628

Talisman Energy, Inc.	59,390	3,603,649

		$16,304,009

Energy - Integrated – 2.7%

BP PLC, ADR	69,484	$5,024,388

TOTAL S.A.(l)	25,420	7,030,716

		$12,055,104

Food & Non-Alcoholic Beverages – 3.6%

Coca-Cola Hellenic Bottling Co. S.A.	147,210	$4,419,225

Groupe Danone(l)	34,130	3,726,872

		2

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Food & Non-Alcoholic Beverages – continued

Nestle S.A.	15,498	$4,552,344

PepsiCo, Inc.	60,400	3,453,672

		$16,152,113

Forest & Paper Products – 0.9%

Aracruz Celulose S.A., ADR(l)	101,440	$3,980,506

Gaming & Lodging – 0.9%

Hilton Group PLC	354,750	$2,304,792

William Hill Organization Ltd.	186,550	1,899,945

		$4,204,737

Insurance – 0.5%

Ace Ltd.	39,710	$2,174,122

Internet – 1.2%

Google, Inc., "A"(n)	5,500	$2,382,875

Yahoo!, Inc.(n)	82,330	2,827,212

		$5,210,087

Leisure & Toys – 0.7%

Electronic Arts, Inc.(n)	54,020	$2,948,412

Machinery & Tools – 0.7%

Sandvik AB(l)	65,210	$3,213,649

Medical Equipment – 5.9%

Advanced Medical Optics, Inc.(n)	55,710	$2,483,552

Alcon, Inc.	15,480	1,980,202

Cyberonics, Inc.(l)(n)	64,700	1,941,647

Cytyc Corp.(n)	77,070	2,319,807

Discovery Partners International, Inc.(n)	120	292

Medtronic, Inc.	62,160	3,510,175

Millipore Corp.(n)	32,350	2,225,033

Smith & Nephew PLC	410,150	4,082,128

Straumann Holding AG(l)	9,260	2,228,594

Synthes, Inc.	20,950	2,512,392

Zimmer Holdings, Inc.(n)	40,840	2,815,918

		$26,099,740

Metals & Mining – 3.3%

Aber Diamond Corp.	65,220	$2,656,540

Aber Diamond Corp.	26,180	1,066,363

BHP Billiton Ltd.	249,400	4,867,394

Companhia Vale do Rio Doce, ADR	119,640	6,133,943

		$14,724,240

Network & Telecom – 1.4%

Juniper Networks, Inc.(n)	203,330	$3,686,373

QUALCOMM, Inc.	57,520	2,758,659

		$6,445,032

Personal Computers & Peripherals – 1.1%

EMC Corp.(n)	156,110	$2,091,874

Network Appliance, Inc.(n)	83,440	2,603,328

		$4,695,202

Pharmaceuticals – 7.7%

AstraZeneca PLC	83,300	$4,044,295

Eli Lilly & Co.	73,120	4,140,054

		3

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Pharmaceuticals – continued

GlaxoSmithKline PLC	232,530	$5,964,137

Johnson & Johnson	98,400	5,661,936

Roche Holding AG	42,080	6,658,176

Sanofi-Aventis(l)	37,280	3,424,135

Teva Pharmaceutical Industries Ltd., ADR(l)	100,250	4,273,658

		$34,166,391

Printing & Publishing – 0.9%

Yell Group PLC	410,680	$3,902,444

Specialty Chemicals – 2.6%

Formosa Plastics Corp.	2,686,000	$4,380,530

Kaneka Corp.	156,000	2,059,459

L'Air Liquide S.A., Bearer Shares	25,917	5,338,273

		$11,778,262

Specialty Stores – 5.7%

Aeropostale, Inc.(n)	73,900	$2,233,997

Esprit Holdings Ltd.	265,000	2,304,080

Home Depot, Inc.	110,700	4,488,885

Industria de Diseno Textil S.A.	71,080	2,446,183

NEXT PLC	109,553	3,386,356

Nishimatsuya Chain Co. Ltd.	116,200	2,583,216

PETsMART, Inc.	139,040	3,484,342

Photo-Me International PLC	1,073,400	1,847,560

Williams-Sonoma, Inc.(n)	64,600	2,569,788

		$25,344,407

Telecommunications - Wireless – 2.3%

Turkcell Iletisim Hizmetleri A.S., ADR(l)	279,380	$4,864,006

Vodafone Group PLC	2,640,550	5,557,585

		$10,421,591

Telephone Services – 2.1%

FastWeb S.p.A.(n)	37,799	$1,832,303

Sprint Nextel Corp.	170,510	3,902,974

Telenor A.S.A.	354,430	3,559,846

		$9,295,123

Utilities - Electric Power – 1.9%

Iberdrola S.A.	118,230	$3,372,218

Suez S.A.(l)	131,626	4,877,553

		$8,249,771

Total Stocks		$441,292,065

Short-Term Obligation – 0.4%

General Electric Co., 4.48%, due 2/01/06(y)	$1,829,000	$1,829,000

Collateral for Securities Loaned – 10.4%

Navigator Securities Lending Prime Portfolio	46,371,456	$46,371,456

Total Investments(k)		$489,492,521

Other Assets, Less Liabilities – (10.3)%		(45,788,576)

Net Assets – 100.0%		$443,703,945

(k)	As of January 31, 2006 the fund had two securities representing $7,037,070 and 1.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
4

MFS Global Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
The following abbreviation is used in the Portfolio of Investments and is defined:
ADR	American Depository Receipt
See attached schedules.
For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

MFS Global Growth Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$409,415,081
Gross unrealized appreciation	$84,730,910
Gross unrealized depreciation	(4,653,470)
Net unrealized appreciation (depreciation)	$80,077,440

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2006, are as follows:

United States	32.5%
Great Britain	12.6%
Japan	10.8%
France	9.3%
Switzerland	5.8%
Canada	2.8%
Brazil	2.3%
South Korea	2.3%
Mexico	2.1%
Others	19.5%

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
6

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Strategic Income Fund

MFS INVESTMENT MANAGEMENT®

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 96.1%

Advertising & Broadcasting – 2.1%

Allbritton Communications Co., 7.75%, 2012	$1,000,000	$1,002,480

EchoStar DBS Corp., 6.375%, 2011	870,000	848,250

Granite Broadcasting Corp., 9.75%, 2010	840,000	724,500

Innova S. de R.L., 9.375%, 2013	235,000	260,556

Intelsat Ltd., 8.625%, 2015(a)	945,000	947,363

Lamar Media Corp., 7.25%, 2013	965,000	996,363

Liberty Media Corp., 5.7%, 2013	890,000	832,981

Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	830,000	585,150

Paxson Communications Corp., FRN, 10.7769%, 2013(a)	775,000	744,000

Quebecor Media, Inc., 7.75%, 2016(a)	190,000	193,800

		$7,135,443

Aerospace – 0.4%

DRS Technologies, Inc., 7.625%, 2018	$435,000	$441,525

Transdigm, Inc., 8.375%, 2011	700,000	735,000

		$1,176,525

Airlines – 0.2%

Continental Airlines, Inc., 7.566%, 2020	$783,913	$730,596

Apparel Manufacturers – 0.2%

Levi Strauss & Co., 12.25%, 2012	$435,000	$493,725

Asset Backed & Securitized – 8.6%

Anthracite CDO Ltd., 6%, 2037(a)	$1,200,000	$1,049,626

ARCap, Inc., "H", 6.1%, 2045(a)	900,000	806,704

Asset Securitization Corp., FRN, 8.2925%, 2026	1,485,000	1,569,346

Asset Securitization Corp., FRN, 8.2927%, 2029(a)	790,000	705,168

Chase Commercial Mortgage Securities Corp., 6.6%, 2012	3,640,000	3,750,893

Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013(a)	2,000,000	1,989,402

Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	148,000	145,826

Crest Ltd., 7%, 2040(a)	400,000	370,840

Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	1,050,000	1,166,685

DLJ Commercial Mortgage Corp., 6.04%, 2031	550,000	556,253

DLJ Commercial Mortgage Corp., FRN, 7.6215%, 2032	385,000	415,117

Falcon Franchise Loan LLC, 6.5%, 2014(a)	700,000	603,531

Falcon Franchise Loan LLC, FRN, 3.0686%, 2023(a)(i)	6,065,739	706,381

Falcon Franchise Loan LLC, FRN, 3.7837%, 2025(i)	4,659,891	758,468

First Union-Lehman Brothers Bank of America, FRN, 0.5348%, 2028(i)	47,404,672	895,560

First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029(a)	600,000	650,796

GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	1,758,000	1,763,585

J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3646%, 2043	1,789,097	1,792,978

Morgan Stanley Capital I, Inc., 7.18%, 2009	430,000	442,504

Morgan Stanley Capital I, Inc., FRN, 1.4906%, 2039(a)(i)	10,951,115	796,518

Mortgage Capital Funding, Inc., 7.214%, 2007	2,500,000	2,549,802

Preferred Term Securities IV Ltd. FRN, 6.7469%, 2031(a)	1,290,000	1,309,350

Prudential Securities Secured Financing Corp., FRN, 7.4486%, 2013(a)	875,000	939,734

Salomon Brothers Mortgage Securities, Inc., FRN, 7.0781%, 2032(a)	1,800,000	1,984,617

Wachovia Bank Commercial Mortgage Trust, FRN, 5.3164%, 2044	1,309,000	1,312,484

		$29,032,168

Automotive – 1.9%

Ford Motor Credit Co., 5.625%, 2008	$135,000	$122,734

Ford Motor Credit Co., 5.8%, 2009	2,363,000	2,143,969

General Motors Acceptance Corp., 5.85%, 2009	1,932,000	1,819,693

General Motors Acceptance Corp., 6.75%, 2014	480,000	454,917

		1

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Automotive – continued

Johnson Controls, Inc., 5.25%, 2011		$290,000	$289,120

Lear Corp., 8.11%, 2009		245,000	225,400

Navistar International Corp., 7.5%, 2011		630,000	623,700

TRW Automotive, Inc., 9.375%, 2013		219,000	238,163

TRW Automotive, Inc., 11%, 2013		361,000	409,735

			$6,327,431

Banks & Credit Companies – 4.3%

Banco BMG S.A., 9.15%, 2016(a)		$659,000	$660,648

Banco do Brasil S.A., 7.95%, 2049(a)		153,000	153,612

Banco do Estado de Sao Paulo S.A., 8.7%, 2049(a)		700,000	721,000

Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)		841,000	834,693

BNP Paribas, 5.186% to 2015, FRN to 2049(a)		962,000	924,368

Bosphorus Financial Services Ltd., FRN, 6.549%, 2012(a)		800,000	804,115

Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)		773,000	751,130

Credit Suisse First Boston (USA), Inc., 4.875%, 2010		955,000	944,261

DFS Funding Corp., FRN, 6.4913%, 2010(a)		1,082,000	1,117,165

Kazkommerts International B.V., 10.125%, 2007(a)		85,000	89,463

Kazkommerts International B.V., 10.125%, 2007		999,000	1,051,448

Mizuho Financial Group, Inc., 4.75%, 2014(a)	EUR	755,000	950,780

Resona Bank Ltd., 5.85% to 2016, FRN to 2049(a)		$246,000	244,526

Royal Bank of Scotland Group PLC, 9.118%, 2049		857,000	976,071

Russian Standard Finance S.A., 7.5%, 2010(a)		168,000	165,690

Turanalem Finance B.V., 8%, 2014(a)		667,000	690,345

UFJ Finance Aruba AEC, 6.75%, 2013		648,000	701,052

UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)		1,187,000	1,366,484

Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049		1,510,000	1,514,666

			$14,661,517

Broadcast & Cable TV – 2.1%

CCH I Holdings LLC, 11%, 2015(a)		$917,000	$754,233

Charter Communications, Inc., 8.625%, 2009		474,000	350,760

Charter Communications, Inc., 8.375%, 2014(a)		1,090,000	1,088,638

CSC Holdings, Inc., 8.125%, 2009		1,634,000	1,658,510

Mediacom Broadband LLC, 11%, 2013		395,000	424,625

Mediacom LLC, 9.5%, 2013		420,000	416,850

Rogers Cable, Inc., 5.5%, 2014		714,000	671,160

TCI Communications, Inc., 9.8%, 2012		841,000	1,004,590

Time Warner Entertainment Co. LP, 8.375%, 2033		642,000	759,137

			$7,128,503

Building – 0.7%

American Standard Cos., Inc., 7.375%, 2008		$735,000	$763,083

Goodman Global Holdings, Inc., 7.875%, 2012(a)		210,000	198,450

Jacuzzi Brands, Inc., 9.625%, 2010		355,000	377,188

Nortek Holdings, Inc., 8.5%, 2014		665,000	646,713

Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014		795,000	507,806

			$2,493,240

Business Services – 1.3%

Iron Mountain, Inc., 8.625%, 2013		$650,000	$677,625

Iron Mountain, Inc., 7.75%, 2015		1,055,000	1,070,825

Lucent Technologies, Inc., 5.5%, 2008		1,060,000	1,038,800

SunGard Data Systems, Inc., 10.25%, 2015(a)		345,000	346,725

Xerox Corp., 7.625%, 2013		1,185,000	1,259,063

			$4,393,038

			2

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Chemicals – 2.3%

Basell AF SCA, 8.375%, 2015(a)		$410,000	$409,488

BCP Crystal Holdings Corp., 9.625%, 2014		1,116,000	1,238,760

Equistar Chemicals, 10.625%, 2011		835,000	918,500

Huntsman International LLC, 10.125%, 2009		438,000	452,783

Huntsman International LLC, 7.375%, 2015(a)		450,000	455,625

IMC Global, Inc., 10.875%, 2013		1,210,000	1,391,500

Kronos International, Inc., 8.875%, 2009	EUR	70,000	89,262

Lyondell Chemical Co., 11.125%, 2012		$1,340,000	1,504,150

Nalco Co., 7.75%, 2011		475,000	484,500

Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014		605,000	458,288

Rhodia S.A., 8.875%, 2011		415,000	423,300

			$7,826,156

Construction – 0.2%

D.R. Horton, Inc., 8%, 2009		$760,000	$808,269

Consumer Goods & Services – 0.5%

Church & Dwight Co., Inc., 6%, 2012		$715,000	$702,488

Fortune Brands, Inc., 5.125%, 2011		345,000	342,980

Revlon Consumer Products Corp., 9.5%, 2011		760,000	699,200

			$1,744,668

Containers – 0.8%

Crown Americas, 7.75%, 2015(a)		$610,000	$632,875

Owens-Brockway Glass Container, Inc., 8.875%, 2009		390,000	407,063

Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,460,000	1,536,650

Plastipak Holdings, Inc., 8.5%, 2015(a)		145,000	148,625

Pliant Corp., 11.125%, 2009		135,000	117,788

			$2,843,001

Defense Electronics – 0.8%

BAE Systems Holdings, Inc., 5.2%, 2015(a)		$1,297,000	$1,259,041

L-3 Communications Holdings, Inc, 6.125%, 2014		1,575,000	1,555,313

			$2,814,354

Electronics – 0.2%

Flextronics International Ltd., 6.5%, 2013		$790,000	$795,925

Emerging Market Quasi-Sovereign – 2.2%

Gazprom OAO, 9.625%, 2013		$1,370,000	$1,642,288

Gazprom OAO, 8.625%, 2034(a)		950,000	1,199,850

Pemex Project Funding Master Trust, 7.375%, 2014		783,000	864,432

Pemex Project Funding Master Trust, 8.625%, 2022		1,366,000	1,668,569

Petronas Capital Ltd., 7.875%, 2022(a)		1,020,000	1,253,292

Petronas Capital Ltd., 7.875%, 2022		791,000	971,916

			$7,600,347

Emerging Market Sovereign – 6.0%

Aries Vermogensverwaltungs, 9.6%, 2014		$500,000	$638,750

Federal Republic of Brazil, 8%, 2018		222,000	242,757

Federal Republic of Brazil, 8.875%, 2019		393,000	453,915

Federal Republic of Brazil, FRN, 5.25%, 2012		1,936,271	1,927,751

Federal Republic of Brazil, FRN, 5.1875%, 2024		995,000	975,100

Republic of Argentina, FRN, 4.889%, 2012		1,709,000	1,352,674

Republic of Colombia, FRN, 6.55%, 2015		663,000	687,863

Republic of Korea, 5.58%, 2025		795,000	800,026

Republic of Panama, 9.375%, 2029		1,136,000	1,471,120

Republic of Philippines, 8%, 2016		1,090,000	1,147,225

			3

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Emerging Market Sovereign – continued

Republic of Philippines, 7.75%, 2031		$846,000	$834,368

Republic of South Africa, 9.125%, 2009		308,000	344,190

Russian Federation, 3%, 2008		4,232,000	4,023,362

Russian Federation, 3%, 2011		2,090,000	1,878,388

State of Qatar, 9.75%, 2030		363,000	554,483

United Mexican States, 6.375%, 2013		912,000	965,808

United Mexican States, 6.625%, 2015		186,000	200,880

United Mexican States, 8.125%, 2019		1,603,000	1,955,660

			$20,454,320

Energy - Independent – 1.6%

Chesapeake Energy Corp., 6.375%, 2015		$1,345,000	$1,341,638

Chesapeake Energy Corp., 6.875%, 2016		155,000	158,100

Clayton Williams Energy, Inc., 7.75%, 2013		755,000	742,731

Kerr-McGee Corp., 6.95%, 2024		994,000	1,049,679

Newfield Exploration Co., 6.625%, 2014		665,000	685,781

Pioneer Natural Resource Co., 6.5%, 2008		647,000	658,390

Plains Exploration & Production Co., 7.125%, 2014		665,000	698,250

			$5,334,569

Entertainment – 0.8%

AMC Entertainment, Inc., 9.5%, 2011		$864,000	$816,480

AMC Entertainment, Inc., 11%, 2016(a)		245,000	246,225

Six Flags, Inc., 9.75%, 2013		913,000	934,684

Turner Broadcasting System, Inc., 8.375%, 2013		653,000	745,939

			$2,743,328

Financial Institutions – 0.5%

HSBC Finance Corp., 5.25%, 2011		$1,520,000	$1,520,508

Food & Non-Alcoholic Beverages – 0.4%

Dean Foods Co., 6.625%, 2009		$355,000	$362,988

Michael Foods, Inc., 8%, 2013		880,000	904,200

			$1,267,188

Forest & Paper Products – 1.3%

Buckeye Technologies, Inc., 8.5%, 2013		$1,145,000	$1,150,725

Graphic Packaging International Corp., 8.5%, 2011		1,035,000	1,035,000

JSG Funding PLC, 7.75%, 2015	EUR	575,000	640,479

MDP Acquisitions PLC, 9.625%, 2012		$775,000	800,188

Stone Container Corp., 7.375%, 2014		890,000	794,325

			$4,420,717

Gaming & Lodging – 2.8%

Aztar Corp., 7.875%, 2014		$560,000	$581,000

Boyd Gaming Corp., 6.75%, 2014		720,000	707,400

Host Marriott LP, 7.125%, 2013		900,000	925,875

Host Marriott LP, 6.375%, 2015		510,000	503,625

Majestic Star Casino LLC, 9.5%, 2010		125,000	133,438

Majestic Star Casino LLC, 9.75%, 2011(a)		135,000	138,038

MGM Mirage, Inc., 8.375%, 2011		1,740,000	1,870,500

Pinnacle Entertainment, Inc., 8.75%, 2013		1,025,000	1,091,625

Royal Caribbean Cruises Ltd., 8%, 2010		935,000	1,016,921

Scientific Games Corp., 6.25%, 2012		750,000	735,000

Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		1,000,000	1,095,000

Station Casinos, Inc., 6.5%, 2014		520,000	518,700

			$9,317,122

			4

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Industrial – 1.1%

Amsted Industries, Inc., 10.25%, 2011(a)		$1,280,000	$1,376,000

JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		1,000,000	1,015,000

JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		1,000,000	840,000

Milacron Escrow Corp., 11.5%, 2011		430,000	388,075

			$3,619,075

Insurance – 1.9%

American International Group, Inc., 4.25%, 2013		$3,664,000	$3,444,644

ING Groep N.V., 5.775% to 2015, FRN to 2049		2,160,000	2,170,543

UnumProvident Corp., 7.625%, 2011		350,000	377,343

UnumProvident Corp., 6.85%, 2015(a)		347,000	362,049

			$6,354,579

Insurance - Property & Casualty – 1.0%

Allianz AG, 5.5% to 2014, FRN to 2049	EUR	947,000	$1,240,918

AXIS Capital Holdings Ltd., 5.75%, 2014		$775,000	770,749

St. Paul Travelers Cos., Inc., 5.5%, 2015		1,212,000	1,213,875

			$3,225,542

International Market Quasi-Sovereign – 1.1%

KfW Bankengruppe, FRN, 2.328%, 2007	EUR	1,421,000	$1,728,215

Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	468,000	569,669

Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	433,000	527,082

Landesbank Baden-Wurttemberg, FRN, 2.463%, 2007	EUR	820,000	998,323

			$3,823,289

International Market Sovereign – 14.5%

Federal Republic of Germany, 3.5%, 2008	EUR	4,407,000	$5,425,654

Federal Republic of Germany, 3.75%, 2015	EUR	868,000	1,080,835

Federal Republic of Germany, 6.25%, 2030	EUR	312,000	529,512

Government of Australia, 6.25%, 2015	AUD	331,000	266,452

Government of Canada, 4.5%, 2015	CAD	601,000	538,590

Government of New Zealand, 6.5%, 2013	NZD	5,341,000	3,802,375

Government of New Zealand, 6%, 2015	NZD	1,176,000	815,433

Government of New Zealand, 6%, 2017	NZD	817,000	567,843

Kingdom of Netherlands, 5.75%, 2007	EUR	1,873,000	2,349,299

Kingdom of Netherlands, 3.75%, 2009	EUR	2,215,000	2,751,048

Kingdom of Spain, 6%, 2008	EUR	2,070,328	2,663,409

Kingdom of Spain, 5.35%, 2011	EUR	1,235,000	1,661,778

Republic of Austria, 5.5%, 2007	EUR	2,182,000	2,768,622

Republic of Finland, 5.375%, 2013	EUR	3,547,000	4,879,370

Republic of France, 4.75%, 2007	EUR	3,942,000	4,922,394

Republic of France, 4.75%, 2012	EUR	408,000	538,429

Republic of France, 6%, 2025	EUR	187,000	299,813

Republic of Ireland, 4.25%, 2007	EUR	3,794,000	4,719,125

Republic of Ireland, 4.6%, 2016	EUR	404,000	538,006

United Kingdom Treasury, 5.75%, 2009	GBP	2,167,000	4,062,294

United Kingdom Treasury, 8%, 2015	GBP	1,704,000	3,990,134

			$49,170,415

Machinery & Tools – 1.0%

Case Corp., 7.25%, 2016		$140,000	$134,400

Case New Holland, Inc., 9.25%, 2011		955,000	1,021,850

Manitowoc Co., Inc., 10.5%, 2012		562,000	623,820

Terex Corp., 10.375%, 2011		565,000	597,488

Terex Corp., 9.25%, 2011		420,000	448,350

			5

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Machinery & Tools – continued

Terex Corp., 7.375%, 2014	$715,000	$718,575

		$3,544,483

Medical & Health Technology & Services – 1.7%

AmerisourceBergen Corp., 5.875%, 2015(a)	$465,000	$470,813

Baxter International, Inc., 9.5%, 2008	677,000	737,619

Cardinal Health, Inc., 5.85%, 2017	1,211,000	1,226,414

CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	670,000	433,825

DaVita, Inc., 6.625%, 2013	270,000	272,700

HCA, Inc., 6.375%, 2015	1,515,000	1,512,484

Omnicare, Inc., 6.875%, 2015	465,000	465,581

Triad Hospitals, Inc., 7%, 2013	600,000	605,250

		$5,724,686

Metals & Mining – 1.0%

Century Aluminum Co., 7.5%, 2014	$350,000	$358,750

Codelco, Inc., 5.625%, 2035(a)	922,000	897,843

Foundation PA Coal Co., 7.25%, 2014	115,000	119,313

Massey Energy Co., 6.875%, 2013(a)	365,000	368,194

Peabody Energy Corp., "B", 6.875%, 2013	860,000	890,100

U.S. Steel Corp., 9.75%, 2010	627,000	683,430

		$3,317,630

Mortgage Backed – 5.7%

Fannie Mae, 5.5%, 2018 - 2035	$14,063,832	$14,015,655

Fannie Mae, 6.5%, 2031	440,449	452,483

Fannie Mae, 6%, 2034	4,917,808	4,971,255

		$19,439,393

Natural Gas - Distribution – 0.1%

AmeriGas Partners LP, 7.125%, 2016	$375,000	$372,188

Natural Gas - Pipeline – 2.9%

ANR Pipeline Co., 8.875%, 2010	$300,000	$320,928

Atlas Pipeline Partners LP, 8.125%, 2015(a)	365,000	375,950

CenterPoint Energy Resources Corp., 7.875%, 2013	1,826,000	2,073,984

El Paso Energy Corp., 7%, 2011	570,000	579,263

El Paso Energy Corp., 7.75%, 2013	1,090,000	1,152,675

Enterprise Products Operating LP, 6.375%, 2013	270,000	281,655

Kinder Morgan Finance Corp., 5.35%, 2011(a)	1,516,000	1,512,433

Southern Natural Gas Co., Inc., 8.875%, 2010	1,250,000	1,337,199

Williams Cos., Inc., 7.125%, 2011	1,940,000	2,022,450

		$9,656,537

Network & Telecom – 1.8%

Citizens Communications Co., 9.25%, 2011	$1,398,000	$1,537,800

Deutsche Telekom International Finance B.V., 8%, 2010	543,000	601,795

Eircom Funding PLC, 8.25%, 2013	675,000	718,875

MCI, Inc., 8.735%, 2014	645,000	727,238

Qwest Corp., 8.875%, 2012	430,000	476,225

Telecom Italia Capital, 4.875%, 2010	248,000	242,042

Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,188,980

Time Warner Telecom Holdings, Inc., 9.25%, 2014	540,000	575,100

		$6,068,055

Oil Services – 0.1%

Petroleum Export Peloil, 5.265%, 2011(a)	$298,000	$294,513

		6

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Oils – 0.4%

Premcor Refining Group, Inc., 7.5%, 2015		$1,290,000	$1,373,949

Pharmaceuticals – 0.1%

Teva Pharmaceutical Finance LLC, 5.55%, 2016		$359,000	$358,209

Printing & Publishing – 1.7%

American Media Operations, Inc., 8.875%, 2011		$720,000	$612,000

Cenveo, Inc., 9.625%, 2012		878,000	941,655

Dex Media East LLC, 9.875%, 2009		1,100,000	1,188,000

Dex Media West LLC, 9.875%, 2013		986,000	1,088,298

Lighthouse International Co. S.A., 8%, 2014(a)	EUR	405,000	531,237

MediaNews Group, Inc., 6.875%, 2013		$1,180,000	1,109,200

R.H. Donnelley Corp., 8.875%, 2016(a)		355,000	358,550

			$5,828,940

Railroad & Shipping – 0.2%

TFM S.A. de C.V., 9.375%, 2012		$520,000	$572,000

Real Estate – 0.3%

EOP Operating LP, 4.65%, 2010		$1,090,000	$1,057,540

Retailers – 0.8%

Couche-Tard, Inc., 7.5%, 2013		$885,000	$918,188

GSC Holdings Corp., 8%, 2012(a)		365,000	354,506

Limited Brands, Inc., 5.25%, 2014		1,126,000	1,055,956

Rite Aid Corp., 8.125%, 2010		425,000	433,500

			$2,762,150

Supermarkets – 0.3%

Safeway, Inc., 4.95%, 2010		$470,000	$457,786

Safeway, Inc., 6.5%, 2011		650,000	673,456

			$1,131,242

Supranational – 0.6%

Central American Bank, 4.875%, 2012(a)		$1,269,000	$1,222,077

Inter-American Development Bank, 8%, 2016(r)	MXN	9,917,000	934,217

			$2,156,294

Telecommunications - Wireless – 2.1%

Alamosa Holdings, Inc., 11%, 2010		$744,000	$833,280

America Movil S.A. de C.V., 5.75%, 2015		1,041,000	1,033,193

American Tower Corp., 7.125%, 2012		675,000	700,313

Centennial Communications Corp., 10%, 2013(a)		110,000	113,850

Centennial Communications Corp., 10.125%, 2013		430,000	470,850

Dolphin Telecom PLC, "B", 14%, 2009(d)		2,800,000	0

Excelcomindo Finance Co., 7.125%, 2013(a)		100,000	100,250

Nextel Communications, Inc., 5.95%, 2014		1,545,000	1,555,963

Rogers Wireless, Inc., 7.5%, 2015		990,000	1,074,150

Rural Cellular Corp., 9.875%, 2010		650,000	698,750

U.S. Unwired, Inc., 10%, 2012		425,000	481,313

			$7,061,912

Tobacco – 0.3%

R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012		$1,069,000	$1,095,725

Transportation - Services – 0.3%

Hertz Corp., 8.875%, 2014(a)		$285,000	$294,263

Stena AB, 7%, 2016		465,000	431,288

Westinghouse Air Brake Technologies Corp., 6.875%, 2013		335,000	344,213

			$1,069,764

			7

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

U.S. Government Agencies – 3.8%

Fannie Mae, 3.25%, 2006	$910,000	$903,218

Fannie Mae, 4.25%, 2007	3,750,000	3,715,676

Small Business Administration, 4.34%, 2024	2,846,610	2,721,454

Small Business Administration, 4.77%, 2024	967,520	949,364

Small Business Administration, 5.18%, 2024	2,272,239	2,280,401

Small Business Administration, 4.86%, 2025	687,263	676,167

Small Business Administration, 4.625%, 2025	976,772	947,362

Small Business Administration, 5.11%, 2025	799,000	797,065

		$12,990,707

U.S. Treasury Obligations – 2.6%

U.S. Treasury Notes, 3.25%, 2008(f)	$1,487,000	$1,442,913

U.S. Treasury Notes, 4.125%, 2015	504,000	488,152

U.S. Treasury Notes, 4.25%, 2015	1,100,000	1,074,993

U.S. Treasury Notes, 4.5%, 2015	380,000	379,124

U.S. Treasury Notes, TIPS, 0.875%, 2010	727,194	696,941

U.S. Treasury Notes, TIPS, 3%, 2012	866,241	922,377

U.S. Treasury Notes, TIPS, 2%, 2014	2,751,448	2,756,285

U.S. Treasury Notes, TIPS, 1.625%, 2015	939,889	911,692

		$8,672,477

Utilities - Electric Power – 6.5%

AES Corp., 9%, 2015(a)	$1,210,000	$1,324,950

Allegheny Energy Supply Co. LLC, 8.25%, 2012(a)	1,685,000	1,870,350

Beaver Valley Funding Corp., 9%, 2017	1,705,000	1,970,332

CMS Energy Corp., 8.5%, 2011	1,500,000	1,629,375

DPL, Inc., 6.875%, 2011	321,000	341,865

Duke Capital Corp., 8%, 2019	679,000	805,742

Dynegy Holdings, Inc., 9.875%, 2010(a)	790,000	865,050

Empresa Nacional de Electricidad S.A., 8.35%, 2013	103,000	116,121

Enersis S.A., 7.375%, 2014	1,489,000	1,587,928

FirstEnergy Corp., 6.45%, 2011	857,000	900,929

HQI Transelec Chile S.A., 7.875%, 2011	1,200,000	1,316,785

Midland Funding II, 13.25%, 2006	1,107,475	1,140,738

Mirant North America LLC, 7.375%, 2013(a)	360,000	366,300

MSW Energy Holdings LLC, 7.375%, 2010	785,000	808,550

NorthWestern Corp., 5.875%, 2014	670,000	665,236

NRG Energy, Inc., 8%, 2013	535,000	596,525

NRG Energy, Inc., 7.375%, 2016	1,525,000	1,551,688

Progress Energy, Inc., 5.625%, 2016	357,000	353,668

Texas Genco LLC, 6.875%, 2014(a)	1,585,000	1,715,763

TXU Corp., 5.55%, 2014	1,715,000	1,610,457

Waterford 3 Funding Corp., 8.09%, 2017	544,998	574,826

		$22,113,178

Total Bonds		$325,917,130

Convertible Preferred Stocks – 0.3%

Automotive – 0.3%

Ford Motor Co. Capital Trust II, 6.5%	13,755	$442,223

		8

MFS Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

General Motors Corp., 5.25%	37,575	620,739

Total Convertible Preferred Stocks		$1,062,962

Preferred Stocks – 0%

Consumer Goods & Services – 0%

Renaissance Cosmetics, Inc., 14%(n)	809	$0

Real Estate – 0%

HRPT Properties Trust, "B", 8.75%	2,725	$69,760

Total Preferred Stocks		$69,760

Convertible Bonds – 0.4%

Telecommunications - Wireless – 0.4%

Nextel Communications, Inc., 5.25%, 2010	$1,300,000	$1,300,000

Short-Term Obligation – 2.1%

General Electric Co., 4.48%, due 2/01/06 (y)	$7,051,000	$7,051,000

Rights – 0%

Emerging Market Sovereign – 0%

Banco Central del Uruguay	1,250,000	$0

Total Investments (k)		$335,400,852

Other Assets, Less Liabilities – 1.1%		3,617,170

Net Assets – 100.0%		$339,018,022

(n)	Non-income producing security.
(d)	Non-income producing security – in default.
(a)	SEC Rule 144A restriction.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January 31, 2006, the fund had two securities representing $0 of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(r)	Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

	Acquisition	Acquisition	Current	Total % of
Restricted Security	Date	Cost	Market Value	Net Assets

Inter-American Development Bank, 8%, 2016	1/20/06	$936,528	$934,217	0.3%
Total Restricted Securities			$934,217	0.3%

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual
9

MFS Strategic Income Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$332,560,214
Gross unrealized appreciation	$7,954,728
Gross unrealized depreciation	(5,114,090)
Net unrealized appreciation (depreciation)	$2,840,638

Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

	Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD		1,012,789	02/06/06 - 02/07/06	$754,163	$765,991	$(11,828)
EUR		27,433,147	02/13/06 - 03/27/06	32,270,749	33,439,926	(1,169,177)
GBP		4,494,780	03/30/06	8,019,631	8,018,414	1,217
MXN		17,552,563	02/27/06	1,666,989	1,676,987	(9,998)
NZD		9,393,043	02/07/06	6,633,735	6,435,273	198,462
				$49,345,267	$50,336,591	$(991,324)
Purchases
AUD		804,032	02/06/06 - 02/07/06	$603,919	$608,105	$4,186
CAD		441,690	03/20/06	381,112	387,256	6,144
DKK		167,499	03/13/06	27,324	27,384	60
EUR		4,730,531	02/13/06 - 03/20/06	5,717,650	5,769,825	52,175
MXN		7,630,943	02/27/06	729,318	729,067	(251)
NOK		11,498,924	03/13/06	1,738,876	1,734,728	(4,148)
NZD		1,645,403	02/07/06	1,120,520	1,127,283	6,763
				$10,318,719	$10,383,648	$64,929

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $165,675 with Merrill Lynch International.

Futures Contracts
				Unrealized
			Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)

U.S. Treasury Note 5 yr (Short)	11	$1,100,000	Mar-06	$993

					10

Credit Default Swaps
			Unrealized
	Notional Principal Amount of Contract		Appreciation
Expiration		Description	(Depreciation)

12/20/12	$1,290,000	Agreement between the fund and	$(1,330)
		Merrill Lynch Capital Services to exchange
		the credit risk of Bear Stearns Co., Inc. As a
		buyer of protection, the fund agrees
		to pay Merrill Lynch quarterly at a fixed
		annual rate of 0.30% of the notional amount
		of $1,290,000 until maturity on December 20, 2012.
		If Bear Stearns Co., Inc. experiences one of the
		following credit events: bankruptcy, failure to
		pay, or a restructuring, the fund would
		then purchase $1,290,000 par of Bear Stearns Co., Inc.
		bonds at the post credit event market price, and
		then deliver those bonds to Merrill Lynch, who
		in turn would deliver $1,290,000 in cash to the fund.

At January 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2006, are as follows:

United States	65.6%
Germany	4.2%
Russia	2.9%
Great Britain	2.7%
Mexico	2.5%
Ireland	2.2%
Netherlands	2.2%
France	2.1%
Spain	1.6%
Other	14.0%

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

11

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the
Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS SERIES TRUST VIII
By (Signature and Title)*	MARIA F. DWYER

Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER

Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON

Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.